SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Cost, beginning balance	$ 257,268	$ 238,411
Additions	1,290
Impairments
Translation differences	7,028	18,857
Disposals
Cost, ending balance	265,586	257,268
Accumulated depreciation, beginning balance	252,809	228,886
Depreciation	2,102	5,370
Translation differences	6,931	18,553
Accumulated depreciation, ending balance	261,842	252,809
Property, plant and equipment, net	3,744	4,459
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	36,612	34,164
Additions	1,290
Impairments
Translation differences	947	2,448
Disposals
Cost, ending balance	38,849	36,612
Accumulated depreciation, beginning balance	33,824	28,321
Depreciation	1,797	3,204
Translation differences	885	2,299
Accumulated depreciation, ending balance	36,506	33,824
Property, plant and equipment, net	2,343	2,788
Vehicles [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	185,421	171,633
Additions
Impairments
Translation differences	5,110	13,788
Disposals
Cost, ending balance	190,531	185,421
Accumulated depreciation, beginning balance	185,421	170,073
Depreciation		1,582
Translation differences	5,110	13,766
Accumulated depreciation, ending balance	190,531	185,421
Property, plant and equipment, net
Furniture and equipment [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	35,235	32,614
Additions
Impairments
Translation differences	971	2,621
Disposals
Cost, ending balance	36,206	35,235
Accumulated depreciation, beginning balance	33,564	30,492
Depreciation	305	584
Translation differences	936	2,488
Accumulated depreciation, ending balance	34,805	33,564
Property, plant and equipment, net	$ 1,401	$ 1,671